Note 4 - Vessels, Net (Details Textual) - USD ($)														1 Months Ended	12 Months Ended
	Jun. 25, 2018	Dec. 21, 2017	Dec. 06, 2017	Oct. 29, 2017	Oct. 23, 2017	Sep. 30, 2017	Sep. 29, 2017	Jun. 20, 2017	Jan. 13, 2017	Dec. 23, 2016	Dec. 20, 2016	Sep. 29, 2016	May 10, 2016	Jan. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Proceeds from Sale of Property, Plant, and Equipment, Total															$ 6,255,735	$ 9,552,260	$ 4,196,268
Gain (Loss) on Disposition of Property Plant Equipment, Total															1,340,952	803,811	10,597
Payments to Acquire Property, Plant, and Equipment, Total															1,867	30,063,480	3,086,812
Asset Impairment Charges, Total																4,595,819	$ 5,924,668
Assets Held-for-sale, Not Part of Disposal Group, Current, Total																4,914,782
M/V Aggeliki P. and M/V Monika P. [Member]
Impairment Effect on Earnings Per Share, Pretax						$ 0.42
M/V Aggeliki P. and M/V Monika P. [Member] | Impairment Loss and Loss on Write-down of Vessels Held for Sale [Member]
Asset Impairment Charges, Total						$ 4,600,000
M/V Aggeliki P. [Member] | Net Gain on Sale of Vessels [Member]
Gain (Loss) on Disposition of Property Plant Equipment, Total																300,000
M/V Monika P. [Member] | Net Gain on Sale of Vessels [Member]
Gain (Loss) on Disposition of Property Plant Equipment, Total	$ 1,340,000
M/V Captain Costas [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total													$ 2,650,000
Sales Commission Percentage													4.00%
Gain (Loss) on Disposition of Property Plant Equipment, Total													$ 10,597
M/V Captain Costas [Member] | Eurochart [Member]
Sales Commission Percentage													1.00%
M/V Aegean Express [Member]
Payments to Acquire Property, Plant, and Equipment, Total												$ 3,151,940
M/V RT Dagr [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total									$ 2,300,000
Gain (Loss) on Disposition of Property Plant Equipment, Total														$ 500,000
Payments to Acquire Property, Plant, and Equipment, Total										$ 1,810,000
Stock Issued During Period, Shares, Purchase of Assets										864,292
Payments for Acquisition Costs, Property Plant, and Equipment										$ 77,821
M/V RT Dagr, Fuel on Board [Member]
Stock Issued During Period, Shares, Purchase of Assets										35,708
M/V Eleni P [Member]
Asset Impairment Charges, Total											$ (5,920,000)
Impairment Effect on Earnings Per Share, Pretax											$ 0.73
M/V Aggeliki P. [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total			$ 4,400,000
Asset Impairment Charges, Total						(1,260,000)
M/V Monika P. [Member]
Asset Impairment Charges, Total						$ 3,330,000
Assets Held-for-sale, Not Part of Disposal Group, Current, Total																$ 4,900,000
M/V EM Astoria [Member]
Payments to Acquire Property, Plant, and Equipment, Total								$ 4,750,000
MV EM Athens [Member]
Payments to Acquire Property, Plant, and Equipment, Total							$ 4,240,000
M/V EM Oinousses [Member]
Payments to Acquire Property, Plant, and Equipment, Total					$ 4,250,000
M/V EM Corfu [Member]
Payments to Acquire Property, Plant, and Equipment, Total				$ 5,660,000
M/V Akinada Bridge [Member]
Payments to Acquire Property, Plant, and Equipment, Total		$ 11,120,000